Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year(1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (5)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Adjusted EPS (8)
					Total Shareholder Return(6)	Peer Group Total Shareholder Return (7)
2022	$7,640,382	$7,233,206	$4,263,443	$4,975,778	$166.46	$89.86	$380.4	$8.92
2021	$6,511,243	$10,031,514	$3,913,980	$8,877,971	$163.32	$208.28	$348.9	$8.05
2020	$5,063,116	$9,483,387	$3,402,631	$6,518,071	$126.19	$146.69	$(51.4)	$3.76

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	For each of the years shown, the Principal Executive Officer (PEO) was our Chief Executive Officer David Bruton Smith and the non-PEO Named Executive Officers were Messrs. O. Bruton Smith, Jeff Dyke and Heath R. Byrd. Mr. O. Bruton Smith passed away on June 22, 2022.
Peer Group Issuers, Footnote [Text Block]	(7) For 2022, cumulative total shareholder return was determined based on a peer group of eight publicly traded retail automotive companies considered as the primary peer group in determining executive compensation for 2022. This peer group is composed of Asbury Automotive Group, Inc., AutoNation, Inc., CarMax, Inc., Carvana Co., Group 1 Automotive, Inc., Lithia Motors, Inc., Penske Automotive Group, Inc. and Rush Enterprises, Inc., and these companies also comprise the Peer Group Index in the performance graph appearing in our 2022 Annual Report to Stockholders. For each of 2020 and 2021, cumulative total shareholder return was determined based on a peer group of five publicly traded retail automotive companies considered as the primary peer group in determining executive compensation for 2020 and 2021. The companies considered to be the primary peer group for the executive compensation process in 2020 and 2021 were Asbury Automotive Group, Inc., AutoNation, Inc., Group 1 Automotive, Inc., Lithia Motors, Inc. and Penske Automotive Group, Inc. which are the same companies included in the Peer Group Index of the performance graph appearing in our Annual Report to Stockholders for such years. We expanded the primary peer group that was considered in determining executive compensation for 2022. See “— Compensation Discussion and Analysis—2022 Executive Officer Compensation Program” for more information
PEO Total Compensation Amount	$ 7,640,382	$ 6,511,243	$ 5,063,116
PEO Actually Paid Compensation Amount	$ 7,233,206	10,031,514	9,483,387
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts shown represent “compensation actually paid” to our PEO, as determined in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned or realized by or paid to the PEO for the applicable year. In accordance with SEC rules, the following table sets forth the adjustments made to total compensation shown in the Summary Compensation Table (SCT) for the applicable year to arrive at “compensation actually paid” (CAP) to our PEO for each year:

Year	SCT Total for PEO	Deduction for Grant Date Fair Value Shown in “Stock Awards” Column in SCT	Deduction for Grant Date Fair Value of Option Awards Shown in “Option Awards” Column in SCT	Deduction for Change in Actuarial Present Value Shown in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column in SCT	Increase for Service Cost for Pension Plans	Increase for Fair Value at Year End of Unvested Equity Awards Granted During Year	Change in Fair Value From Previous Year End to Indicated Year End of Prior Years’ Unvested Equity Awards	Change in Fair Value From Previous Year End to Vesting Date of Prior Years’ Equity Awards That Vested During Year	Total CAP
2022	$7,640,382	$3,743,432	$—	$—	$—	$3,708,060	$68,425	$(440,229)	$7,233,206
2021	$6,511,243	$3,062,716	$—	$—	$—	$3,406,462	$1,955,347	$1,221,178	$10,031,514
2020	$5,063,116	$—	$1,906,537	$—	$—	$6,053,368	$857,628	$(584,188)	$9,483,387

Non-PEO NEO Average Total Compensation Amount	$ 4,263,443	3,913,980	3,402,631
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,975,778	8,877,971	6,518,071
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts shown represent average “compensation actually paid” to the Named Executive Officers as a group (other than our PEO), as determined in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned or realized by or paid to the Named Executive Officers (other than our PEO) for the applicable year. The following table sets forth the adjustments made to average total compensation shown in the
Summary Compensation Table (SCT) for the applicable year to arrive at average “compensation actually paid” (CAP) to our Named Executive Officers (other than our PEO) for each year:

Year	Average SCT Total for non-PEO NEOs	Average Deduction for Grant Date Fair Value Shown in “Stock Awards” Column in SCT	Average Deduction for Grant Date Fair Value of Option Awards Shown in “Option Awards” Column in SCT	Average Deduction for Change in Actuarial Present Value Shown in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column in SCT	Average Increase for Service Cost for Pension Plans	Average Increase for Fair Value at Year End of Unvested Equity Awards Granted During Year	Average Change in Fair Value From Previous Year End to Indicated Year End of Prior Years’ Unvested Equity Awards	Average Change in Fair Value From Previous Year End to Vesting Date of Prior Years’ Equity Awards That Vested During Year	Average Total CAP
2022	$4,263,443	$2,180,966	$—	$—	$73,540	$3,392,108	$(16,939)	$(555,407)	$4,975,778
2021	$3,913,980	$1,784,357	$—	$47,102	$354,874	$1,984,626	$3,762,492	$693,458	$8,877,971
2020	$3,402,631	$—	$1,110,773	$370,581	$368,060	$3,526,770	$2,464,005	$(1,762,040)	$6,518,071

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid Versus Total Shareholder Return (TSR)
The graph below compares the compensation actually paid (CAP) to our Principal Executive Officer (PEO) and the average CAP to the other Named Executive Officers to our Total Shareholder Return for our three most recently completed fiscal years 2020, 2021 and 2022 and also shows a comparison of our Total Shareholder Return to Peer Group Total Shareholder Return for the same period:

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid Versus Net Income
The graph below compares the compensation actually paid (CAP) to our Principal Executive Officer (PEO) and the average CAP to the other Named Executive Officers to our Net Income for our three most recently completed fiscal years 2020, 2021 and 2022:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid Versus Adjusted EPS
The graph below compares the compensation actually paid (CAP) to our Principal Executive Officer (PEO) and the average CAP to the other Named Executive Officers to our Adjusted EPS for our three most recently completed fiscal years 2020, 2021 and 2022:

Total Shareholder Return Vs Peer Group [Text Block]	The table below compares the Company’s cumulative total shareholder return for 2022, 2021 and 2020 with that of both the new peer group used in 2022 and the prior peer group used in 2021 and 2020:

	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (Weighted Average by Market Value)
	2022	2021	2020
Sonic Automotive, Inc.	$166.46	$163.32	$126.19
2022 Peer Group	$89.86	$199.97	$168.68
Prior Peer Group	$191.03	$208.28	$146.69

Tabular List [Table Text Block]

Most Important Performance Measures
Adjusted EPS
Customer Satisfaction Index (CSI)
Stock Price

Total Shareholder Return Amount	$ 166.46	163.32	126.19
Peer Group Total Shareholder Return Amount	89.86	208.28	146.69
Net Income (Loss)	$ 380,400,000	$ 348,900,000	$ (51,400,000)
Company Selected Measure Amount | $ / shares	8.92	8.05	3.76
PEO Name	David Bruton Smith
Additional 402(v) Disclosure [Text Block]	(2) The dollar amount shown is the amount of total compensation reported for our PEO in the Summary Compensation Table for the applicable year.The dollar amount shown is the average of the total compensation reported for our Named Executive Officers as a group (other than our PEO) in the Summary Compensation Table for the applicable year.(6) In accordance with SEC rules, this amount assumes $100 was invested in our Class A Common Stock on December 31, 2019. Historical stock price performance is not necessarily indicative of future stock price performance.
Peer Group Total Shareholder Return Amount, 2022	$ 89.86	$ 199.97	$ 168.68
Prior Group Total Shareholder Return Amount, Prior Years	$ 191.03	$ 208.28	$ 146.69
Fixed Income Tax Rate, Percentage	25.00%	26.25%	29.00%
Weighted Average Number of Shares Outstanding, Diluted | shares	43,500,000	44,000,000	44,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]	(8) Adjusted EPS is the Company-selected performance measure that in our assessment represents the most important financial performance measure that Sonic used to link compensation actually paid to the Named Executive Officers for 2022 to Company performance. Adjusted EPS was used as a performance measure for determining 2022 annual incentive cash bonus awards for the Named Executive Officers and as a performance condition for our 2022 grants of performance-based restricted stock units to the Named Executive Officers. Adjusted EPS is specially defined for these purposes as (i) Sonic’s net income from continuing operations determined in accordance with GAAP, adjusted to fix the income tax rate on net income at 25% for 2022 (26.25% for 2021 and 29% for 2020) and to take into account the timing of the disposition of dealerships during the year such that the budget and actual performance of dealerships disposed of during the year are included in the calculation of Adjusted EPS performance objective levels and Adjusted EPS only for the period up to the date of such disposition, and excluding the effects of (A) any gain or loss recognized by Sonic on the disposition of dealerships (including asset or lease impairment charges related to a decision to sell a specific dealership), (B) asset write-downs and impairment charges, (C) debt restructuring charges and costs, (D) expense attributable to earn-out and similar transaction-related payments with respect to consummated acquisitions, (E) any assessed withdrawal liability or settlement against Sonic and/or any of Sonic’s subsidiaries with respect to any of Sonic’s dealership subsidiaries that participate in or have participated in the Automotive Industries Pension Plan (a multiemployer pension plan), (F) property loss and replacement expense attributable to acts of God or nature, which loss or expense would have been covered under Sonic’s property loss insurance policies but for an applicable deductible, (G) certain other designated items such as expenses attributable to the renovation and/or reconstruction of the Audi Houston Central dealership building (net of litigation or settlement recoveries in the related pending construction litigation), and (H) the cumulative effect of any changes in GAAP during the year, divided by (ii) a diluted weighted-average share count of 43,500,000 shares for 2022 (44,000,000 shares for each of 2021 and 2020). For more information about how we use Adjusted EPS to link compensation actually paid to Company performance, see “—Compensation Discussion and Analysis—Annual Cash Compensation—Performance-Based Cash Bonus for 2022” and “—Compensation Discussion and Analysis—Long-Term Equity Compensation—Named Executive Officer Annual Grants for 2022.”
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Customer Satisfaction Index (CSI)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,743,432	$ 3,062,716	$ 0
PEO [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	1,906,537
PEO [Member] | Pension Adjustments, Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,708,060	3,406,462	6,053,368
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	68,425	1,955,347	857,628
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(440,229)	1,221,178	(584,188)
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,180,966	1,784,357	0
Non-PEO NEO [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	1,110,773
Non-PEO NEO [Member] | Pension Adjustments, Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	47,102	370,581
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	73,540	354,874	368,060
Non-PEO NEO [Member] | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,392,108	1,984,626	3,526,770
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,939)	3,762,492	2,464,005
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (555,407)	$ 693,458	$ (1,762,040)